                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Oak Ridge Investments, LLC
Address:          10 South LaSalle Street, Suite 1050
                  Chicago, Illinois  60603

Form 13F File No: 28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Samuel Wegbreit
Title:            Managing Member
Phone:            (312) 857-1040
Signature, Place, and Date of Signing:



 /s/ SAMUEL WEGBREIT         Chicago, Illinois          2-10-03
-------------------------    -----------------     -----------------
         (Signature)           (City/State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                            84

Form 13F Information Table Value Total:                            885,757
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                                DECEMBER 31, 2002

                                                                                 Investment Discretion        Voting Authority
                                   Title of                 Value                               Other
      Name of Issuer                Class      Cusip      (x$1000)     Quantity  Sole  Share  Managers    Sole  Shared    None
AFFILIATED COMPUTER SVCS             com     008190100      4,260         80,906   X                      4,100            76,806
ALBANY MOLECULAR RESEARCH            com     012423109      8,739        590,883   X                     18,000           572,883
ALLIANCE DATA SYS                    com     018581108        410         23,130   X                     14,000             9,130
ALLIANCE GAMING                      com     01859P609     13,347        783,760   X                     16,000           767,760
ALLTEL CORP                          com     020039103      3,998         78,401   X                      2,800            75,601
AMERICAN EXPRESS                     com     025816109      3,164         89,494   X                      1,050            88,444
AMERICAN INTL GRP                    com     026874107      3,734         64,553   X                      4,071            60,482
APACHE CORP                          com     037411105      3,612         63,385   X                      3,530            59,855
APTARGROUP                           com     038336103     19,042        609,554   X                                      609,554
ARCHER DANIELS MIDLAND               com     039483102      3,537        285,227   X                     15,600           269,627
ASTORIA FINANCIAL                    com     046265104     21,772        801,904   X                     11,000           790,904
BAKER HUGHES INC                     com     057224107      3,489        108,385   X                      4,760           103,625
BAY VIEW CAP CORP                    com     07262L101     15,863      2,758,707   X                     40,000         2,718,707
BRINKER INTL                         com     109641100      3,631        112,581   X                      6,500           106,081
CACI INTL INC                        com     127190304     16,490        462,666   X                     10,000           452,666
CAMBREX CORP                         com     132011107     10,046        332,540   X                      9,000           323,540
CARDINAL HEALTH                      com     14149Y108      4,172         70,489   X                      4,100            66,389
CAREER EDUCATION CO                  com     141665109      8,872        221,795   X                      6,200           215,595
CAREMARK RX INC                      com     141705103     34,470      2,121,204   X                     30,000         2,091,204
CHIRON CORP                          com     170040109     22,792        606,164   X                                      606,164
CHOICEPOINT                          com     170388102     28,234        714,973   X                     11,333           703,640
CHURCH & DWIGHT                      com     171340102     13,923        457,550   X                      8,700           448,850
CITIGROUP                            com     172967101      3,875        110,113   X                      6,950           103,163

COGNIZANT TECH SOL                   com     192446102     26,975        373,457   X                     10,000           363,457
CREE, INC                            com     225447101      7,080        432,990   X                      7,700           425,290
DELL COMPUTER                        com     247025109      3,715        138,944   X                      7,300           131,644
DORAL FINANCIAL                      com     25811P100     29,856      1,043,906   X                      5,250         1,038,656
EARTHCARE CO                         com     27031N105          0         46,610   X                                       46,610
ERESEARCH TECH                       com     29481V108      1,009         60,240   X                     10,000            50,240
EVERGREEN RESOURCES                  com     299900308        224          5,000   X                      5,000                 0
EXPEDITORS INTL WASH                 com     302130109     37,253      1,140,961   X                     23,000         1,117,961
FISHER SCIENTIFIC INTL               com     338032204      3,768        125,276   X                      8,900           116,376
GENENTECH                            com     368710406      2,736         82,505   X                      5,000            77,505
GENERAL DYNAMICS CORP                com     369550108      3,808         47,979   X                      2,600            45,379
GENERAL ELEC CO                      com     369604103      2,840        116,646   X                      7,300           109,346
HCA, INC.                            com     404119109      4,236        102,081   X                      4,800            97,281
HCC INS HLDGS                        com     404132102     23,814        968,050   X                     13,000           955,050
HOT TOPIC INC                        com     441339108     13,713        599,350   X                                      599,350
I SHARES RUSSELL 2000                com     464287655      1,427         18,795   X                                       18,795
INTEGRATED CIRCUIT SYS               com     45811K208     15,491        848,833   X                     14,000           834,833
INTEL CORP COM                       com     458140100      1,786        114,680   X                      4,600           110,080
INTL FLAVORS & FRAG                  com     459506101      3,298         93,969   X                      6,100            87,869
INTL GAME TECH                       com     459902102      3,590         47,290   X                      2,750            44,540
J M SMUCKER                          com     832696405     18,209        457,389   X                      7,200           450,189
JOHNSON & JOHNSON                    com     478160104      5,077         94,520   X                      4,400            90,120
JONES APPAREL GRP                    com     480074103      4,256        120,095   X                      6,000           114,095
KIMBERLY CLARK                       com     494368103      3,212         67,669   X                      3,900            63,769
L 3 COMMUNICATIONS                   com     502424104     25,338        564,187   X                                      564,187
LEGG MASON INC                       com     524901105     19,240        396,369   X                      6,200           390,169
MATTEL INC COM                       com     577081102      4,324        225,785   X                     17,000           208,785
MEDTRONIC                            com     585055106      3,992         87,541   X                      5,000            82,541
MERRILL LYNCH                        com     590188108      2,543         66,999   X                      4,600            62,399
MICROSOFT CORP COM                   com     594918104      4,868         94,168   X                      5,425            88,743
NET.B@NK INC                         com     640933107     11,550      1,193,177   X                     25,000         1,168,177
NEW YORK COM BANCORP                 com     649445103     25,772        892,381   X                     13,770           878,611

O CHARLEYS                           com     670823103     13,392        652,325   X                     11,000           641,325
O'REILLY AUTOMOTIVE                  com     686091109     15,732        622,078   X                     10,000           612,078
OMNICARE INC                         com     681904108     20,293        851,553   X                                      851,553
PERFORMANCE FOOD GRP                 com     713755106     22,990        676,975   X                      8,800           668,175
PEROT SYSTEMS                        com     714265105     12,574      1,172,899   X                     22,000         1,150,899
PFIZER INC COM                       com     717081103      3,420        111,863   X                      6,925           104,938
PHILIP MORRIS COS                    com     718154107        493         12,170   X                                       12,170
PROCTER & GAMBLE                     com     742718109      5,275         61,383   X                      3,000            58,383
PROVINCE HEALTHCARE                  com     743977100      7,642        785,358   X                     12,000           773,358
REMINGTON OIL & GAS                  com     759594302      2,567        156,440   X                                      156,440
REYNOLDS & REYNOLDS                  com     761695105     27,305      1,072,043   X                     17,000         1,055,043
ROSS STORES                          com     778296103      3,793         89,488   X                      4,400            85,088
SANDISK                              com     80004C101      7,860        387,150   X                      5,000           382,150
SCANSOURCE                           com     806037107      2,965         60,135   X                      3,400            56,735
SOVEREIGN BANCORP                    com     845905108     14,064      1,000,999   X                     16,500           984,499
SPARTECH CORP                        com     847220209     12,809        620,864   X                     13,000           607,864
STERICYCLE INC                       com     858912108     16,797        518,745   X                      8,500           510,245
SWIFT TRANS CO                       com     870756103      8,194        409,272   X                                      409,272
TARO PHARMACEUTICAL                  com     M8737E108     22,501        598,428   X                     10,000           588,428
TELEFLEX INC                         com     879369106     18,575        433,078   X                      6,100           426,978
TELESPECTRUM WORLDWIDE               com     87951U109          0         11,250   X                                       11,250
UNITED NATURAL FOODS                 com     911163103     18,032        711,319   X                     11,500           699,819
UNITED PARCEL SVC                    com     911312106      4,428         70,189   X                      3,400            66,789
UNIVISION COMMUN                     com     914906102      2,834        115,662   X                      6,900           108,762
VARIAN INC                           com     922206107     17,585        612,918   X                     15,000           597,918
VERIDIAN CORP                        com     92342R203     12,122        568,023   X                     10,000           558,023
WAL MART STORES                      com     931142103      4,128         81,735   X                      4,600            77,135
WALGREEN CO                          com     931422109      3,533        121,024   X                      6,900           114,124
WASTE CONNECTIONS                    com     941053100     17,384        450,255   X                      8,100           442,155